Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	$ 159.5	$ (57.6)	$ 165.0
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on sale of business, net of tax	0.0	227.7	0.0
Depreciation and amortization	88.5	97.4	100.5
Accelerated depreciation and fixed asset charges associated with restructuring activities	3.0	0.9	5.4
Gain from sale of closed facilities	0.0	(3.6)	0.0
Deferred income tax (benefit) expense	(4.8)	(1.4)	10.5
Debt extinguishment costs	1.1	0.3	0.4
Share-based compensation expense	10.9	10.2	8.4
Changes in assets and liabilities, net of the effect of acquisitions:
Increase in accounts receivable	(11.3)	(44.7)	(17.6)
(Increase) decrease in inventories	(10.6)	(41.1)	0.8
Increase in accounts payable	7.9	52.2	12.4
Increase (decrease) in pension and other post-retirement benefits	4.8	(9.6)	(43.2)
Increase (decrease) in accrued expenses and other assets and liabilities - net	4.7	(28.3)	(15.0)
Net cash provided by operating activities	253.7	202.4	227.6
Investing activities
Capital expenditures	(76.0)	(79.6)	(84.2)
Business acquisitions, net of cash acquired	(98.6)	(163.8)	(164.2)
Proceeds from the sale of business and other assets	4.3	124.0	13.0
Net cash used by investing activities	(170.3)	(119.4)	(235.4)
Financing activities
Borrowings under credit facilities	1,152.9	1,472.9	1,031.9
Repayments under credit facilities	(1,090.3)	(1,417.0)	(1,032.7)
Purchase of common shares for treasury	(123.0)	(70.7)	(86.2)
Cash dividends paid	(56.1)	(44.1)	(40.2)
Repayment of other debt	(16.4)	0.0	0.0
Repayment of long-term debt	(6.5)	(6.5)	(6.0)
Payments on withholding tax on share awards	(4.1)	(4.7)	(5.1)
Debt financing costs	(4.6)	(2.6)	(2.0)
Net proceeds from long-term debt	0.0	0.0	100.0
Net cash used by financing activities	(148.1)	(72.7)	(40.3)
Effect of exchange rate changes on cash	(8.0)	6.6	(5.0)
(Decrease) increase in cash and cash equivalents	(72.7)	16.9	(53.1)
Cash and cash equivalents at beginning of year	243.6	226.7	279.8
Cash and cash equivalents at end of year	$ 170.9	$ 243.6	$ 226.7